SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS

DWS Alternative Asset Allocation Fund

Effective May 31, 2013, QS Investors, LLC (”QS Investors”) no longer serves as subadvisor to the fund. All references to QS Investors are hereby deleted.

All disclosure and references in the fund’s prospectus to the ”Global Tactical Asset Allocation Overlay Strategy,” ”GTAA,” ”GTAA strategy” or ”GTAA risk” are hereby deleted.

The following information replaces similar disclosure contained under the ”PRINCIPAL INVESTMENT STRATEGY” section within the summary section of the fund’s prospectus:

Main investments. The fund is a fund-of-funds, which means its assets are invested in a combination of other DWS funds (i.e., mutual funds, exchange-traded funds (ETFs) and other pooled investment vehicles managed by Deutsche Investment Management Americas Inc., the fund’s investment advisor, or one of its affiliates), certain other securities and derivative instruments (the use of derivatives by the fund and the underlying funds in which the fund invests is described below in Currency and interest rate strategies and Derivatives). The fund seeks to achieve its objective by investing in alternative (or non-traditional) asset categories and investment strategies. The fund may also invest in securities of unaffiliated ETFs or hedge funds when the desired economic exposure to a particular asset category or investment strategy is not available through a DWS fund (DWS funds, unaffiliated ETFs and hedge funds are collectively referred to as ”underlying funds”). The fund’s allocations among the underlying funds may vary over time.

Management process. Portfolio management utilizes a strategic asset allocation process to determine the non-traditional or alternative asset categories and investment strategies that should be represented in the fund’s portfolio. Such asset categories and investment strategies may include: market neutral, inflation-protection, commodities, real estate, floating rate loans, infrastructure, emerging markets and other alternative strategies. Portfolio management also utilizes a tactical asset allocation process to adjust allocations in response to short-term market changes.

The following disclosure is added as a sub-section under the ”PRINCIPAL INVESTMENT STRATEGY” sections within the summary section and the ”FUND DETAILS” section of the fund’s prospectus:

Currency and interest rate strategies. In addition to the fund’s main investment strategy, portfolio management may seek to enhance returns by employing proprietary quantitative, rules-based methodology currency strategies across developed and emerging market currencies using derivatives (contracts whose values are based on, for example, indices, currencies or securities), in particular forward currency contracts. Three main strategies may be employed: a carry strategy, a momentum strategy and a valuation strategy. In implementing the carry strategy, portfolio management will use a ”relative value” analysis, seeking to systematically sell low interest rate currencies and buy high interest rate currencies. In implementing the momentum strategy, portfolio management will use multi-year exchange rate trends, seeking to systematically sell lower returning currencies and buy higher returning currencies. In implementing the valuation strategy, portfolio management will use a ”fair value” analysis, seeking to systematically buy ”undervalued” currencies and sell ”overvalued” currencies.

Portfolio management also may seek to enhance returns by employing a rules-based methodology to identify interest rate trends across developed markets using derivatives, in particular buying and selling interest rate futures contracts. In implementing this strategy, portfolio management may utilize a proprietary rules-based interest rate futures index that measures the performance of the long/short allocations to a basket of six equally weighted interest rate futures indices: Australia, U.S., Japan, Switzerland, U.K., and Euro. Portfolio management applies the methodology to determine which interest rate futures from the most liquid currencies are trending positively or negatively, and purchases or sells interest rate futures accordingly.

The notional amount of the fund’s aggregate currency and interest rate exposure resulting from these strategies may significantly exceed the net assets of the fund (and at times may exceed two times the fund’s net assets).

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The following replaces similar disclosure contained under the ”PRINCIPAL INVESTMENT STRATEGY” sections of the summary section and the ”FUND DETAILS” section of the fund’s prospectus:

Derivatives. Outside of the currency and interest rate strategies, the fund and the underlying funds in which the fund invests, may also use various types of derivatives (i) for hedging purposes; (ii) for risk management; (iii) for non-hedging purposes to seek to enhance potential gains; or (iv) as a substitute for direct investment in a particular asset class or to keep cash on hand to meet shareholder redemptions.

The following disclosure is added under the ”MAIN RISKS” sections of the summary section and the ”FUND DETAILS” section of the fund’s prospectus:

Interest rate strategies risk. The success of the interest rate futures strategies depends, in part, on the effectiveness and implementation of portfolio management’s proprietary models. If portfolio management’s analysis proves to be incorrect, losses to the fund may be significant, possibly exceeding the amounts invested in the futures contracts. The risk of loss is heightened during periods of rapid rises in interest rates.

The following information replaces similar disclosure contained under the “MAIN RISKS” sections within the summary section and the ”FUND DETAILS” section of the fund’s prospectus:

Subsidiary risk. Certain underlying funds may invest in a wholly–owned subsidiary of the underlying fund (the Subsidiary) that is not registered as an investment company under the Investment Company Act of 1940, as amended, and therefore it is not subject to all of the investor protections of the Investment Company Act of 1940. A regulatory change in the US or the Cayman Islands that impacts the Subsidiary or how the underlying fund invests in the Subsidiary, such as a change in tax law, could adversely affect the underlying fund and the fund. By investing in the Subsidiary, the underlying funds and the fund are exposed to the risks associated with the Subsidiary’s investments, which generally include the risks of investing in derivatives and commodities–related investments.

The following information replaces similar disclosure contained under the ”PRINCIPAL INVESTMENT STRATEGY” section within the ”FUND DETAILS” section of the fund’s prospectus:

Main investments. The fund is a fund-of-funds, which means its assets are invested in a combination of other DWS funds (i.e., mutual funds, exchange-traded funds (ETFs) and other pooled investment vehicles managed by Deutsche Investment Management Americas Inc., the fund’s investment advisor, or one of its affiliates), certain other securities and derivative instruments (the use of derivatives by the fund and the underlying funds in which the fund invests is described below in Currency and interest rate strategies and Derivatives). The fund seeks to achieve its objective by investing in alternative (or non-traditional) asset categories and investment strategies. The fund may also invest in securities of unaffiliated ETFs or hedge funds when the desired economic exposure to a particular asset category or investment strategy is not available through a DWS fund (DWS funds, unaffiliated ETFs and hedge funds are collectively referred to as ”underlying funds”). The fund’s allocations among the underlying funds may vary over time.

Management process. Portfolio management utilizes a strategic asset allocation process to determine the non-traditional or alternative asset categories and investment strategies that should be represented in the fund’s portfolio. Such asset categories and investment strategies may include: market neutral, inflation-protection, commodities, real estate, floating rate loans, infrastructure, emerging markets and other alternative strategies. Portfolio management also utilizes a tactical asset allocation process to adjust allocations in response to short-term market changes.

Portfolio management may make allocations ranging from 0% to 30% of the fund’s assets (exclusive of assets allocated to the currency and interest rate strategies described below) in a particular strategy or asset category. Portfolio management may make allocations to the following DWS mutual funds:

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DWS Diversified Market Neutral Fund. The fund seeks capital appreciation independent of stock market direction. The fund seeks to achieve its investment objective by employing a multi-manager approach whereby portions of the fund’s assets are allocated to separate investment management teams, including subadvisors that employ different market neutral investment strategies. The Advisor, subject to the approval of the Board, has ultimate responsibility to recommend to the Board the hiring, termination and replacement of any subadvisors. In selecting investment management teams, the Advisor seeks to identify investment management teams that, based on their investment strategies and historical performance, have the potential, in the opinion of the Advisor, to perform independently of each other and achieve low correlation to, and lower volatility than, the markets.

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DWS Emerging Markets Equity Fund. The fund seeks long-term growth of capital. Under normal circumstances, the fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in emerging market equities (equities traded mainly in emerging markets or issued by companies that are organized in emerging markets or have more than half of their business there). The fund considers “emerging markets” to include any country that is defined as an emerging or developing economy by The International Bank for Reconstruction and Development (the World Bank), the International Finance Corporation or the United Nations or its authorities. The fund invests primarily in common stocks, but may also invest in preferred stocks or convertible securities.

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DWS Enhanced Emerging Markets Fixed Income Fund. The fund seeks to provide high current income and, secondarily, long-term capital appreciation. Under normal circumstances, the fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in high yield bonds (also known as “junk bonds”) and other debt securities issued by governments and corporations in emerging market countries (i.e., the issuer’s securities are traded mainly in an emerging market, the issuer is organized under the laws of an emerging market country or is a company with more than half of its business in emerging markets) or the return on which is derived primarily from emerging markets. The fund considers “emerging markets” to include any country that is defined as an emerging or developing economy by The International Bank for Reconstruction and Development (the World Bank), the International Finance Corporation or the United Nations or its authorities. In an attempt to enhance return, the fund employs proprietary quantitative, rules-based methodology currency strategies across developed and emerging market currencies. The fund is classified as a non-diversified fund under the 1940 Act.

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DWS Enhanced Commodity Strategy Fund. The fund’s investment objective is total return. The fund seeks to achieve its investment objective by investing under normal circumstances in commodity-linked derivative instruments backed by a portfolio of fixed income instruments. The fund may gain exposure to the commodity markets by investing a portion of its assets in its wholly–owned subsidiary, DWS Cayman Commodity Fund II, Ltd., organized under the laws of the Cayman Islands. This subsidiary shares the same portfolio management as the fund and is expected to invest mainly in commodity-linked derivative instruments and fixed–income instruments, some of which may serve as margin or collateral for the subsidiary’s derivatives positions. The fund concentrates its investments in commodities-related industries. The fund is classified as a non-diversified fund under the 1940 Act.

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DWS Floating Rate Fund. The fund seeks to provide high current income. The fund invests, under normal market conditions, at least 80% of its total assets in adjustable rate loans that have a senior right to payment (”senior loans”) and other floating rate debt securities. The fund may also borrow money in an amount up to 33 1/3% of the fund’s total assets for a range of purposes, including to create investment leverage. The fund is classified as a non-diversified fund under the 1940 Act.

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DWS Global Inflation Fund. The fund seeks to provide maximum inflation-adjusted return. The fund invests in inflation-indexed bonds and other fixed income securities of varying maturities issued by the US government, non-US governments, their agencies or instrumentalities, and US and non-US corporations and derivatives related to each of these types of securities. The fund may also invest (directly or indirectly) up to 30% of its total assets in commodity-linked derivative instruments (such as commodity-linked swaps, structured notes and futures contracts), equity securities, and securities of Real Estate Investment Trusts (REITs). The fund may gain exposure to the commodity markets by investing a portion of its assets in a wholly-owned subsidiary, DWS Cayman Global Inflation Plus Fund, Ltd., organized under the laws of the Cayman Islands. This subsidiary shares the same portfolio management as the fund and is expected to invest mainly in commodity-linked derivative instruments and fixed income securities, some of which may serve as margin or collateral for the subsidiary’s derivatives positions.

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DWS Gold & Precious Metals Fund. The fund seeks maximum return (principal change and income). The fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in common stocks and other equities of US and foreign companies engaged in activities related to gold, silver, platinum or other precious metals, and in gold coin and bullion directly. The fund’s investments in coins and bullion will not earn income, and the sole source of return to the fund from these investments will be from gains or losses realized on the sale of such investments. Companies in which the fund invests may be involved in activities such as exploration, mining, fabrication, processing and distribution. The fund intends to gain exposure to the commodity markets through direct investments in commodities or investments in commodity-linked derivatives by investing a portion of its assets in a wholly owned subsidiary, DWS Cayman Precious Metals Fund, Inc., organized under the laws of the Cayman Islands. This subsidiary shares the same portfolio management as the fund and is expected to invest mainly in gold coin and bullion and other precious metals and commodity-linked derivative instruments, such as swaps and futures. This subsidiary will also invest in fixed-income securities, some of which are intended to serve as margin or collateral for its derivatives positions, and may also invest in commodity-linked exchange traded funds and may invest available cash in affiliated money market funds. The fund may concentrate in securities issued by wholly owned subsidiaries and securities of companies that are primarily engaged in the exploration, mining, fabrication, processing or distribution of gold and other precious metals and in gold, silver, platinum and palladium bullion and coins. The fund is classified as a non-diversified fund under the 1940 Act.

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DWS RREEF Global Infrastructure Fund. The fund seeks total return from both capital appreciation and current income through investment in a global portfolio of securities of infrastructure-related companies. Under normal circumstances, the fund invests at least 80% of its net assets in the securities of US and non-US infrastructure–related companies. The fund considers a company to be an infrastructure-related company if at least 50% of its non-cash assets are infrastructure assets or 50% of its gross income or net profits are derived, directly or indirectly, from the ownership, management, construction, operation, utilization or financing of infrastructure assets. Under normal circumstances, the fund invests mainly in equity securities, though the fund may also invest in fixed-income securities without limitation. The fund concentrates in securities of infrastructure-related companies. The fund is classified as a non-diversified fund under the 1940 Act.

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DWS RREEF Global Real Estate Securities Fund. The fund’s investment objective is to seek total return through a combination of current income and long-term capital appreciation. Under normal circumstances, the fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity and debt securities issued by real estate companies, such as real estate investment trusts (REITs), REIT–like structures or real estate operating companies. The fund concentrates in securities of real estate companies.

Portfolio management monitors the list of DWS funds in which the fund may invest, and may periodically add or remove DWS funds from the list to obtain exposure to new asset categories or strategies, to replace underperforming DWS funds or to enhance returns. Based on portfolio management’s assessment of market conditions, the fund is rebalanced periodically to maintain the desired asset allocation. The fund’s asset allocation among the asset categories and investment strategies will change over time and there should be no expectation that current or past positions will be maintained in the future. In addition, the fund may seek exposure to hedge funds through warrants, swaps and similar derivative instruments.

Other DWS funds in which the fund may invest from time to time may include (1) series of db-X Exchange-Traded Funds Inc., which are managed by DBX Strategic Advisors LLC; (2) series of DBX ETF Trust, which are managed by DBX Advisors LLC; and (3) series of PowerShares DB Multi-Sector Commodity Trust, PowerShares DB G10 Currency Harvest Fund, PowerShares DB Commodity Index Tracking Fund and PowerShares DB US Dollar Index Trust, each of which is managed by DB Commodity Services LLC. Deutsche Investment Management Americas Inc., DBX Strategic Advisors LLC, DBX Advisors LLC and DB Commodity Services LLC are all subsidiaries of Deutsche Bank AG.

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The following information replaces similar disclosure contained under the ”MAIN RISKS” section of the ”FUND DETAILS” section of the fund’s prospectus:

Commodities-related investments risk. The commodities-linked derivatives instruments in which the fund invests tend to be more volatile than many other types of securities and may subject the fund to special risks that do not apply to all derivatives transactions. The value of a commodity-linked derivative investment generally is based upon the price movements of a physical commodity (such as energy, minerals, or agricultural products), a futures contract, swap or commodity index, or other economic variables linked to changes in the value of commodities or the commodities markets. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, changes in storage costs, embargoes, tariffs, policies of commodity cartels and international economic, political and regulatory developments. Also, a liquid secondary market may not exist for the types of commodity-linked derivative instruments the fund buys, which may make it difficult for the fund to sell them at an acceptable price. To the extent a fund intends to qualify as a regulated investment company under the Internal Revenue Code, the fund’s ability to gain exposure to commodity-linked instruments may be limited.

The following information replaces the existing disclosure under the ”MANAGEMENT” section of the summary section of the fund’s prospectus:

MANAGEMENT

Investment Advisor
Deutsche Investment Management Americas Inc.

Portfolio Manager(s)

Pankaj Bhatnagar, PhD, Managing Director. Portfolio Manager of the fund. Joined the fund in 2013.

Benjamin Pace, Managing Director. Portfolio Manager of the fund. Joined the fund in 2013.

Darwei Kung, Director. Portfolio Manager of the fund. Joined the fund in 2013.

The following information replaces similar disclosure contained under the ”WHO MANAGES AND OVERSEES THE FUND” sub-section of the ”FUND DETAILS” section of the fund’s prospectus:

The Advisor and the subadvisor earn fees at varying rates for providing services to the underlying DWS funds. They may therefore have a conflict of interest in selecting the underlying DWS funds and in determining whether to invest in an unaffiliated ETF or a hedge fund, from which they will not receive any fees. However, the Advisor and subadvisor are each a fiduciary to the fund and will select investments that it believes are appropriate to meet the fund’s investment objective.

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The following information replaces the existing disclosure under the ”MANAGEMENT” sub-section of the ”FUND DETAILS” section of the fund’s prospectus:

MANAGEMENT

Pankaj Bhatnagar, PhD, Managing Director. Portfolio Manager of the fund. Joined the fund in 2013.

●	Joined Deutsche Asset & Wealth Management in 2000 with seven years of industry experience; previously, served in Quantitative Strategy roles at Nomura Securities, Credit Suisse and Salomon Brothers.

●	Portfolio Manager for the Quantitative Group: New York.

●	Degree in Civil Engineering from Indian Institute of Technology; MBA from Kent State University; PhD in Finance from University of North Carolina at Chapel Hill.

Benjamin Pace, Managing Director. Portfolio Manager of the fund. Joined the fund in 2013.

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Joined Deutsche Asset & Wealth Management in 1994 after 11 years of industry experience. Prior to joining he served as a securities analyst and equity income fund manager for Princeton Bank and Trust. Before that he held portfolio management positions at Midlantic Bank and United Jersey Bank.

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Chief Investment Officer and Head of Discretionary Portfolio Management for Wealth Management in the Americas, Member of the Wealth Management Global Investment Committee, Chair of the Americas Investment Committee and Member of the Wealth Management Americas Executive Committee and the Deutsche Asset & Wealth Management Americas Executive Committee: New York.

●	BA in Economics from Columbia University; MBA in Finance from New York University.

Darwei Kung, Director. Portfolio Manager of the fund. Joined the fund in 2013.

●	Joined Deutsche Asset & Wealth Management in 2006; previously has worked as a Director, Engineering and Business Development at Calpoint LLC from 2001–2004.

●	Portfolio Manager: New York.

●	BS and MS, University of Washington, Seattle; MS and MBA, Carnegie Mellon University.

Please Retain This Supplement for Future Reference

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